UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30 , 2006

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ          July 21,2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:                49
                                                  -----------------------

Form 13F Information Table Value Total:           126520(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ISHARE BARCL AGG BD IX             ETF       464287226         63      645SH              SOLE                                645
BLK-RK NJ                          ETF       09247C107         32     2000SH              SOLE                               2000
COHEN & STEERS TOT RET             ETF       19247R103         57     3283SH              SOLE                               3283
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          8     2000SH              SOLE                               2000
DBC INDEX                          ETF       240225102       4567   180520SH              SOLE                             180520
DJ ISHS SEL DIV IX                 ETF       464287168         95     1500SH              SOLE                               1500
DJ US CON NON-CYC SEC IX FD        ETF       464287812       2823    52815SH              SOLE                              52815
DJ US CONS CYC SEC IX FD           ETF       464287580       1059    17462SH              SOLE                              17462
DJ US ENE SEC IX FD                ETF       464287796       2756    28615SH              SOLE                              28615
DJ US FIN SEC IX                   ETF       464287788       4608    44275SH              SOLE                              44275
DJ US FINL SVC IX                  ETF       464287770        794     6710SH              SOLE                               6710
DJ US HTHCRE SEC IX FD             ETF       464287762       3418    56545SH              SOLE                              56545
DJ US INDUSTRIAL                   ETF       464287754        375     6040SH              SOLE                               6040
DJ US RE IX                        ETF       464287739      15597   219130SH              SOLE                             219130
DJ US TREAS INFLATE                ETF       464287176        145     1460SH              SOLE                               1460
DJ US UTIL IX                      ETF       464287697        142     1800SH              SOLE                               1800
EMRG MKTS VIPRS                    ETF       922042858       3780    58900SH              SOLE                              58900
HIGH YLD PLUS FD                   ETF       429906100         13     4000SH              SOLE                               4000
ISHARE EMERG MKTS                  ETF       464287234      10566   112525SH              SOLE                             112525
ISHARES INC JAPAN                  ETF       464286848         27     2000SH              SOLE                               2000
LEH 1-3 TREAS BD                   ETF       464287457         80     1000SH              SOLE                               1000
MUNHOLDINGS NJ INSD                ETF       09254X101         25     1775SH              SOLE                               1775
NASDAQ 100IX                       ETF       631100104         45     1165SH              SOLE                               1165
NASDAQ BIOTECH IX                  ETF       464287556      12049   165740SH              SOLE                             165740
NUVEEN DIV ADV MUN FD 3            ETF       67070X101          7      500SH              SOLE                                500
NVN PERF PLUS                      ETF       67062P108          7      500SH              SOLE                                500
PIMCO MUNI III                     ETF       72201C109        160    10000SH              SOLE                              10000
PIMCO CA MUNI                      ETF       72200N106        155    10000SH              SOLE                              10000
PIMCO MUNI INC                     ETF       72200R107         34     2000SH              SOLE                               2000
PIONEER INT SHARES                 ETF       723703104        205    18800SH              SOLE                              18800
RUSS 2000                          ETF       464287655          8      115SH              SOLE                                115
RUSSELL MID CAP                    ETF       464287499        833     9080SH              SOLE                               9080
RYDEX ETF TR S&P 500               ETF       78355W106        387     9470SH              SOLE                               9470
S&P 500 DEP REC                    ETF       78462F103        304     2615SH              SOLE                               2615
S&P 500 INDEX FUND ETF             ETF       464287200        443     3475SH              SOLE                               3475
S&P MDCP 400 IDX                   ETF       464287507      11177   146290SH              SOLE                             146290
S&P MID CAP 400                    ETF       78467Y107      13923   100110SH              SOLE                             100110
S&P SMCAP 600 IDX                  ETF       464287804       6782   109295SH              SOLE                             109295
SEL SEC SPDR DISC                  ETF       81369Y407       2948    88304SH              SOLE                              88304
SEL SEC SPDR ENERGY                ETF       81369Y506       6387   112555SH              SOLE                             112555
SEL SEC SPDR FIN                   ETF       81369Y605       4259   131690SH              SOLE                             131690
SEL SEC SPDR HLTH                  ETF       81369Y209       5426   179425SH              SOLE                             179425
SEL SEC SPDR INDUS                 ETF       81369Y704       3143    92975SH              SOLE                              92975
SEL SEC SPDR MAT                   ETF       81369Y100         64     2000SH              SOLE                               2000
SEL SEC SPDR STPLS                 ETF       81369Y308       6647   274780SH              SOLE                             274780
SEL SEC SPDR TECH                  ETF       81369Y803         44     2150SH              SOLE                               2150
SELIGNAN SELECT MUNI FD            ETF       816344105         38     4000SH              SOLE                               4000
STREETRACK GOLD                    ETF       78463V107         15      250SH              SOLE                                250
VANG TOTAL STOCK                   ETF       922908769         76      605SH              SOLE                                605

Total  $ 126520(X1000)

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